Note 12 - Income Taxes	12 Months Ended
Oct. 31, 2024
Notes to Financial Statements
Income Tax Disclosure [Text Block]
(12)	Income Taxes

Income tax expense (benefit) for the years ended October 31, 2024 and 2023 consists of:

Fiscal year ended October 31, 2024	Current	Deferred	Total
U.S. Federal	$830	$—	$830
State	19,872	—	19,872
Totals	$20,702	$—	$20,702

Fiscal year ended October 31, 2023	Current	Deferred	Total
U.S. Federal	$105,756	$—	$105,756
State	39,968	—	39,968
Totals	$145,724	$—	$145,724

Reported income tax expense for the years ended October 31, 2024 and 2023 differs from the “expected” tax expense (benefit), computed by applying the U.S. Federal statutory income tax rate of 21% in fiscal years 2024 and 2023 to income before income taxes as follows:

	Years ended October 31,
	2024	2023
“Expected” income taxes (benefit)	$(879,797)	$464,567
Increase (reduction) in income tax expense (benefit) resulting from:
State income taxes, net of federal benefit	(68,711)	25,751
Provision to return reconciliation adjustment	1,755	81,100
Excess tax benefits related to share-based compensation	32,023	(11,875)
Non-deductible life insurance premiums	5,527	5,527
Other differences, net	19,215	11,918
Change in valuation allowance	910,690	(431,264)
Reported income tax expense	$20,702	$145,724

The tax effects of temporary differences that give rise to significant portions of the Company’s deferred tax assets and deferred tax liabilities as of October 31, 2024 and 2023 are presented below:

	October 31,
	2024	2023
Deferred tax assets:
Accounts receivable, due to allowances for credit losses and sales returns	$38,782	$35,563
Inventories, due to allowance for damaged and slow-moving inventories and additional costs inventoried for tax purposes pursuant to the Tax Reform Act of 1986	1,223,072	1,099,469
Liabilities recorded for accrued expenses, deductible for tax purposes when paid	38,204	67,842
Share-based compensation expense	74,422	116,939
Section 163(j) interest	248,890	3,450
Research and experimental expenditures, due to capitalization for tax purposes	152,950	85,419
Net operating loss carryforwards	3,025,852	2,494,887
Plant and equipment, due to differences in depreciation and capital gain recognition	54,413	43,229
Other	9,025	8,122
Total gross deferred tax assets	4,865,610	3,954,920
Valuation allowance	(4,865,610)	(3,954,920)
Net deferred tax assets	$—	$—

As a result of a past acquisition, the Company recorded certain deferred tax assets totaling $1,517,605 (after purchase accounting adjustments), related to gross net operating loss (“NOL”) carryforwards of $4,455,525, estimated to be available after considering Internal Revenue Code Section 382 limitations. As of October 31, 2024, $672,000 of these gross NOL carryforwards remain unused and may be used to reduce future taxable income. These remaining gross NOL carryforwards begin to expire in fiscal year ending October 31, 2028.

Additionally, the Company has federal and state gross NOL carryforwards of $13,028,615 and $2,578,417, respectively. Federal NOL carryforwards originate with certain fiscal years from 2019 through 2024 and do not expire. State NOL carryforwards originate with certain fiscal years from 2015 through 2024 and will not begin to expire until fiscal year 2030.

For the fiscal years ended October 31, 2024 and 2023, the Company considered all positive and negative evidence available to assess whether it is “more likely than not” that some portion or all of the deferred tax assets will not be realized. For each year, the Company concluded that in accordance with the provisions of Accounting Standards Codification 740, Income Taxes, the negative evidence outweighed the objectively verifiable positive evidence. As a result, the Company established a valuation allowance of $4,865,610 and $3,954,920, respectively, against net deferred tax assets existing as of October 31, 2024 and 2023.

The Company estimates a liability for uncertain tax positions taken or expected to be taken in a tax return. The liability for uncertain tax positions is included in other noncurrent liabilities on the accompanying consolidated balance sheets.

A reconciliation of the unrecognized tax benefits for fiscal years 2024 and 2023 follows:

	October 31,
	2024	2023
Unrecognized tax benefits balance at beginning of year	$28,194	$28,488
Gross decreases for tax positions of prior years	(1,768)	(1,330)
Gross increases for current year tax positions	1,551	1,036
Unrecognized tax benefits balance at end of year	$27,977	$28,194

During fiscal year 2024, the Company increased accrued interest and penalties by $1,746 and $204, respectively, related to unrecognized tax benefits. During fiscal year 2023, the Company increased accrued interest by $1,546 and decreased accrued penalties by $332 related to unrecognized tax benefits. As of October 31, 2024 and 2023, the Company had approximately $19,218 and $17,268, respectively, of accrued interest and penalties related to uncertain tax positions. The total amount of unrecognized tax benefits that would affect the Company’s effective tax rate if recognized is $19,535 and $20,073 as of October 31, 2024 and 2023, respectively. The Company does not expect its unrecognized tax benefits to change significantly in the next 12 months.

The Company files income tax returns in the U.S. federal jurisdiction and in various state jurisdictions. The statute of limitations remains open for U.S. and certain state income tax examinations for years ended October 31, 2021 through October 31, 2023.